UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Bond Fund, Inc.
January 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)

New York--92.9%
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Revenue (Insured; MBIA)	5.00	9/1/16	3,000,000	3,232,320
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	2,000,000	2,086,300
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.00	2/15/47	3,000,000	3,134,580
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,413,127
Jefferson County Industrial
Development Agency, SWDR
(International Paper Co.
Project)	5.20	12/1/20	2,000,000	2,052,220
Long Island Power Authority,
Electric System General Revenue	4.50	12/1/24	2,750,000	2,765,482
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	3,000,000	3,152,580
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/18	4,000,000	4,346,880
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 a	1,298,312
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 a	2,974,850
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,141,200
New York City	5.50	6/1/13	1,350,000 a	1,479,222
New York City	5.00	11/1/19	3,000,000	3,168,360
New York City	5.38	12/1/20	1,000,000	1,053,990
New York City	5.50	8/1/21	2,500,000	2,707,575
New York City	5.00	8/1/22	2,000,000	2,108,260
New York City	5.00	8/1/22	3,000,000	3,177,990
New York City	5.50	6/1/23	250,000	269,840
New York City	5.25	8/15/24	4,000,000	4,275,600
New York City	5.00	4/1/30	3,500,000	3,658,445
New York City Housing Development

Corp., Capital Fund Program
Revenue (New York City Housing
Authority Program) (Insured;
FGIC)	5.00	7/1/25	1,200,000	1,271,364
New York City Housing Development
Corp., MFHR (Collateralized:
FHA and GNMA)	5.25	11/1/30	3,500,000	3,677,170
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.50	5/1/08	1,600,000 a	1,666,640
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	1,011,800
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	3,651,970
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	2,125,940
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/46	3,000,000	3,153,390
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,194,770
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,500,000	1,876,905
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	1,010,200
New York City Industrial
Development Agency, Special
Facility Revenue (JetBlue
Airways Corp. Project)	5.00	5/15/20	500,000	496,605
New York City Industrial
Development Agency, Special
Facility Revenue (JetBlue
Airways Corp. Project)	5.13	5/15/30	500,000	498,950
New York City Industrial

Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	1,000,000	1,077,310
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	3,000,000	3,222,780
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,163,320
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	5.75	6/15/09	2,000,000 a	2,112,180
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,123,200
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	2,240,000 a	2,419,693
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,257,680
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	2,360,000	2,504,904
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,500,000	1,574,310
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	3,091,680
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (Lutheran Medical
Center) (Insured; MBIA)	5.00	8/1/16	1,000,000	1,054,130
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,044,680
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,000,000	2,141,260
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 a	1,581,908
New York State Dormitory

Authority, Revenue (Columbia
University)	5.13	7/1/21	3,630,000	3,854,770
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	2,000,000	2,133,740
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	2,500,000	2,771,750
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000	2,817,025
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,126,420
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,455,571
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	3,000,000	3,198,210
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,500,000	2,649,150
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,582,335
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	879,282
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,624,639
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	2,034,640
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	500,000	508,660
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	2,098,120
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,128,240

New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,156,630
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,060,000	2,344,795
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	4,160,600
New York State Dormitory
Authority, Secured Hospital
Revenue (New York Downtown
Hospital) (Insured; MBIA)	5.30	2/15/20	2,500,000	2,575,250
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,928,788
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 a	1,089,880
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (Brooklyn
Union Gas Co. Project)	6.37	4/1/20	5,000,000	5,234,350
New York State Housing Finance
Agency, MFHR (Kensico Terrace
Apartments) (Collateralized;
SONYMA)	4.95	2/15/38	1,000,000	1,001,510
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	25,000	25,290
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,060,960
New York State Power Authority,
Revenue	5.00	11/15/20	1,500,000	1,585,875
New York State Thruway Authority,
Highway and Bridge Trust Fund
(Insured; FGIC)	5.50	4/1/11	1,225,000 a	1,319,619
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	6.00	4/1/07	1,965,000 a	2,011,551
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.75	4/1/09	2,000,000 a	2,105,760
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;

AMBAC)	5.50	4/1/19	4,500,000 b,c	4,817,407
New York State Urban Development
Corp., Correctional and Youth
Facilities Service Contract
Revenue	5.25	1/1/10	2,000,000	2,075,640
New York State Urban Development
Corp., Correctional Facilities
Revenue (Insured; FSA)	5.50	1/1/14	3,000,000	3,237,480
New York State Urban Development
Corp., Correctional Facilities
Revenue	5.50	1/1/14	3,000,000	3,202,200
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities
and Equipment) (Insured; FGIC)	5.50	3/15/13	3,000,000 a	3,290,010
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co. LLC Project)
(Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,857
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co. LLC Project)
(Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,595,157
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	2,000,000	2,099,380
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	1,500,000	1,565,010
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,487,944
Onondaga County Industrial
Development Agency, Sewer
Facilities Revenue (Bristol
Meyers Squibb Co. Project)	5.75	3/1/24	4,000,000	4,522,200
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn Arden
Inc. Project)	5.63	1/1/18	1,000,000	1,023,460
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	3,000,000	3,176,400
Port Authority of New York and New
Jersey, Special Project Bonds

(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	5,000,000	5,625,150
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,054,770
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,052,490
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	4,000,000	4,044,040
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,393,024
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jeffersons Ferry
Project)	5.00	11/1/28	1,000,000	1,017,300
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	1,000,000	1,073,080
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,243,300
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	2,000,000 a	2,320,040
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA)	5.00	11/15/32	3,000,000	3,134,550
Ulster County Industrial
Development Agency, Civic
Facility Revenue (Benedictine
Hospital Project)	6.45	6/1/09	1,950,000 a	2,072,031
Westchester Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/26	2,000,000	2,038,780
U.S. Related--5.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 a	2,892,570
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,070,450
Puerto Rico Commonwealth,

Public Improvement	5.25	7/1/30	3,000,000	3,219,870
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 a	3,210,630
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	2,420,000 a	2,599,516
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000	1,562,265
Total Long-Term Municipal Investments
(cost $236,901,771)				246,707,283
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)	Value ($)

New York--.4%
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	3.72	2/1/07	1,000,000 d	1,000,000
U.S. Related--.8%
Government Development Bank of
Puerto Rico, CP	4.05	2/2/07	2,000,000	2,000,000
Total Short-Term Municipal Investments
(cost $3,000,000)				3,000,000
Total Investments (cost $239,901,771)			99.9%	249,707,283
Cash and Receivables (Net)			.1%	273,061
Net Assets			100.0%	249,980,344

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, this security amounted to $4,817,407 or 1.9% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)